Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Equity reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2023	$ 419,213	$ 18,864	$ 7,404	$ (296,666)	$ 148,815
Beginning Balance (shares) at Mar. 31, 2023	84,172,711
Share-based compensation		1,973			1,973
Shares offering	$ 1,966				1,966
Shares offering (shares)	534,400
Vesting of restricted stock units	$ 72	(72)			0
Vesting of restricted stock units (shares)	14,900
Issuance costs	$ (125)				(125)
Exercise of options	$ 0	0			0
Exercise of options (shares)	0
Loss for the period				(16,252)	(16,252)
Translation adjustment			835		835
Revaluation gain on digital currencies			4,368		4,368
Ending Balance at Jun. 30, 2023	$ 421,126	20,765	12,607	(312,918)	141,580
Ending Balance (shares) at Jun. 30, 2023	84,722,011
Beginning Balance at Mar. 31, 2023	$ 419,213	18,864	7,404	(296,666)	148,815
Beginning Balance (shares) at Mar. 31, 2023	84,172,711
Loss for the period					(40,800)
Translation adjustment					398
Ending Balance at Sep. 30, 2023	$ 427,912	24,597	7,860	(337,466)	122,903
Ending Balance (shares) at Sep. 30, 2023	86,224,848
Beginning Balance at Jun. 30, 2023	$ 421,126	20,765	12,607	(312,918)	141,580
Beginning Balance (shares) at Jun. 30, 2023	84,722,011
Share-based compensation		4,044			4,044
Shares offering	$ 6,768				6,768
Shares offering (shares)	1,452,837
Vesting of restricted stock units	$ 167	(167)			0
Vesting of restricted stock units (shares)	37,500
Issuance costs	$ (247)				(247)
Exercise of options	$ 98	(45)			53
Exercise of options (shares)	12,500
Loss for the period				(24,548)	(24,548)
Translation adjustment			(437)		(437)
Revaluation gain on digital currencies			(4,310)		(4,310)
Ending Balance at Sep. 30, 2023	$ 427,912	24,597	7,860	(337,466)	122,903
Ending Balance (shares) at Sep. 30, 2023	86,224,848
Beginning Balance at Mar. 31, 2024	$ 499,208	24,741	83,614	(347,871)	259,692
Beginning Balance (shares) at Mar. 31, 2024	106,080,151
Share-based compensation		489			489
Shares offering	$ 31,903				31,903
Shares offering (shares)	11,166,160
Vesting of restricted stock units	$ 162	(162)			0
Vesting of restricted stock units (shares)	39,150
Issuance costs	$ (2)				(2)
Loss for the period				3,258	3,258
Translation adjustment			(1,447)		(1,447)
Revaluation gain on digital currencies			(20,702)		(20,702)
Realized loss on digital currencies			0		0
Ending Balance at Jun. 30, 2024	$ 531,271	25,068	61,465	(344,613)	273,191
Ending Balance (shares) at Jun. 30, 2024	117,285,461
Beginning Balance at Mar. 31, 2024	$ 499,208	24,741	83,614	(347,871)	259,692
Beginning Balance (shares) at Mar. 31, 2024	106,080,151
Loss for the period					(4,405)
Translation adjustment					1,487
Ending Balance at Sep. 30, 2024	$ 535,607	26,989	69,211	(352,276)	279,531
Ending Balance (shares) at Sep. 30, 2024	118,722,708
Beginning Balance at Jun. 30, 2024	$ 531,271	25,068	61,465	(344,613)	273,191
Beginning Balance (shares) at Jun. 30, 2024	117,285,461
Share-based compensation		2,234			2,234
Shares offering	$ 4,324				4,324
Shares offering (shares)	1,368,297
Vesting of restricted stock units	$ 313	(313)			0
Vesting of restricted stock units (shares)	68,950
Issuance costs	$ (301)				(301)
Loss for the period				(7,663)	(7,663)
Translation adjustment			2,934		2,934
Revaluation gain on digital currencies			4,812		4,812
Realized loss on digital currencies			0		0
Ending Balance at Sep. 30, 2024	$ 535,607	$ 26,989	$ 69,211	$ (352,276)	$ 279,531
Ending Balance (shares) at Sep. 30, 2024	118,722,708